Legal Settlements and Loss Contingencies - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2020 EUR (€)
Loss Contingencies [Line Items]
Legal settlements and loss contingencies, expenses	$ 467	$ 761	$ 1,043
Accrued amount for legal settlements and loss contingencies	$ 4,753	$ 4,881		€ 60.5
Opioid Litigation [Member] | United States [Member]
Loss Contingencies [Line Items]
Restructuring expense and income	Legal settlements and loss contingencies in 2025 were mainly related to an update to the estimated settlement provision for the opioid cases (mainly the effect of the passage of time on the net present value of the discounted payments), an update to the provision recorded for the carvedilol patent litigation, an update to the estimated provision recorded for the claims brought by attorneys general representing states and territories throughout the United States in the generic drug antitrust litigation, as well as a provision recorded for the antitrust litigation related to QVAR.	Legal settlements and loss contingencies in 2024 were mainly related to a decision by the European Commission in its antitrust investigation into COPAXONE, and an update to the estimated settlement provision for the opioid cases (mainly the passage of time on the net present value of the discounted payments and the settlement agreement with the city of Baltimore).	Legal settlements and loss contingencies in 2023 were mainly related to an estimated provision for the U.S. DOJ patient assistance program litigation, an update to the estimated settlement provision of the opioid cases, the provision for the settlement of the U.S. DOJ criminal antitrust charges on the marketing and pricing of certain Teva USA generic products, as well as the provision for the settlement of the reverse-payment antitrust litigation over certain HIV medicines.